Note 6 - Product Warranties (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Standard and Extended Product Warranty Accrual, Ending Balance	$ 75,000	$ 75,000	$ 85,000
Product Warranty Expense	52,465	55,592	$ 67,150
Accounts Payable and Accrued Liabilities [Member]
Standard and Extended Product Warranty Accrual, Ending Balance	$ 75,000	$ 75,000